Equity Transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares issued	32,749,920	30,452,075
Number of warrants exercises	1,417,000	649,700
Number of shares issued for services	25,200
Number of options extended	600,000
Warrant expense	$ 92	$ 327
Warrants fair value	331	327
2011 and 2005 Plans [Member]
Stock options expense recognized	$ 534	$ 180
Maximum [Member]
Stock options strike price	$ 1.25
Minimum [Member]
Stock options strike price	$ 0.70
2018 and 2019 [Member]
Number of options extended expiration description	Due to expire in 2016 and 2017 to an expiration dates in 2018 and 2019
Stock options expense recognized	$ 52
2021 and 2022 [Member]
Number of options extended expiration description	Expiration to occur in 2021 and 2022
Stock options expense recognized	$ 85
Black Mountain OID Note [Member]
Number of common shares issued for note reduction	665,000
HCIC Debt [Member]
Number of common shares issued for note reduction	727,500
RSUs [Member]
Number of common shares issued from restricted stock units exercised	139,000
TR Capital [Member]
Number of common shares issued for preferred stock conversion	52,260	35,616
Debt instruments convertible beneficial convertible features			$ 12,337
Warrants fair value			$ 3,641
TR Capital Preferred Membership Units [Member]
Number of common shares issued for preferred stock conversion			1
Number of preferred membership units issued			30,159,000
Debt instruments convertible beneficial convertible features	$ 12,337
Warrants fair value	$ 3,641
CEO [Member] | RSUs [Member]
Number of common shares issued from restricted stock units exercised		1,880,948
Board Members [Member]
Number of shares repurchased		35,000
Independent Board Members [Member]
Number of shares issued for services	127,500
Former Director [Member]
Number of common stock shares issued	85,000